Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
Trade Accounts Receivable, Net
Schedule of trade accounts receivable, net

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Trade accounts receivable	515,520,269	415,621,572	59,913,734
Less: Allowance for doubtful accounts	—	—	—

Total trade accounts receivable, net	515,520,269	415,621,572	59,913,734